Note 6 - Prepaid Expenses and Other Current Assets (Detail) (EUR €) In Thousands, unless otherwise specified			12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Increase In VAT Receivable [Member]	Dec. 31, 2013 Italian Tax Authority [Member]	Dec. 31, 2012 Italian Tax Authority [Member]	Dec. 31, 2012 Social Charges and Withholding Taxes [Member]	Dec. 31, 2012 Italian Regional Tax 2011 [Member]	Dec. 31, 2012 Social Charges and Withholding Taxes [Member]	Dec. 31, 2012 Proceeds For VAT [Member]	Dec. 31, 2012 Increase In VAT Receivable [Member]
Value Added Tax Receivable							€ (100)
Decrease in Value Added Tax Receivable								(11)
Increase in Value Added Tax Receivable									174
Income Taxes Receivable	645	(23)		530
Income Tax Advance Payment			(637)
Taxes, Other					(23)
Income Tax Credit Increase						68
Increase on Withholding Interest Income Tax						€ 47